DEFERRED VARIABLE PAYMENT OBLIGATION (Details Narrative) - USD ($)											3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 03, 2021	Mar. 01, 2021	Aug. 27, 2020	Jul. 01, 2020	Apr. 22, 2020	Feb. 29, 2020	Dec. 30, 2019	Nov. 18, 2019	May 09, 2019	Feb. 01, 2019	May 31, 2023	May 31, 2021	Aug. 27, 2021	Feb. 28, 2023	Feb. 28, 2022	Mar. 02, 2021
Maximum amount of debt						$ 50,000	$ 100,000				$ 32,427,346			$ 31,254,346
Accrued payment											604,811
Default on payments											388,226			325,600	$ 90,300
Default on payments											388,227			542,177	325,600
Aggregate investment		$ 1,925,000														$ 1,925,000
Total payment obligation											2,525,000			2,525,000 [1]	2,525,000
Payment receive											$ 0			$ 0	0
Investors [Member]
Maximum amount of debt										$ 900,000
Percentage of exchange rate										9.00%
Debt instrument, date of first required payment						Feb. 29, 2020
Maximum amount of debt						$ 900,000
Investor One [Member]
Maximum amount of debt						400,000			$ 400,000
Percentage of exchange rate									4.00%
Investor Two [Member]
Maximum amount of debt						50,000			$ 50,000
Percentage of exchange rate									1.11%
Investor [Member]
Maximum amount of debt				$ 800,000	$ 100,000		$ 100,000
Percentage of exchange rate			14.25%	2.75%	1.00%		1.00%	2.25%
Maximum amount of debt			$ 1,925,000	$ 800,000		109,000		$ 225,000		$ 900,000
Description of variable payments terms											These variable payments (Payments) are to be made 30 days after the end of each fiscal quarter. If the Payments would deplete RAD’s available cash by more than 30%, the Payments may be deferred for up to 12 months after the quarterly report at an interest rate of 6% per annum on the unpaid amount.			These variable payments (Payments) are to be made 30 days after the end of each fiscal quarter. If the Payments would deplete RAD’s available cash by more than 30%, the Payments may be deferred for up to 12 months after the quarterly report at an interest rate of 6% per annum on the unpaid amount
Description of disposition price			The FMV cannot exceed 43.77% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments. As of March 1, 2021 as a result of the amendment with the first investor noted below. This aggregate asset disposition % was reduced from 43.77 % to 33.77%								the FMV of all future Payments in one lump payment. The FMV cannot exceed 30% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments.		The FMV cannot exceed 43.77% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments. As of March 1, 2021 as a result of the amendment with the first investor noted below. This aggregate asset disposition % was reduced from 43.77 % to 33.77%	The FMV cannot exceed 30% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments
Advance amount						116,000
Investor received advanced						$ 50,000
Investor [Member] | Series F Preferred Stock [Member]
Purchase of warrant	38	367										38
Exercise price		$ 1.00
Fair value of warrants												$ 33,015,214
Investor [Member] | Maximum [Member]
Percentage of exchange rate		14.25%
Percentage of total asset disposition price		31.00%
Investor [Member] | Minimum [Member]
Percentage of exchange rate		9.65%
Percentage of total asset disposition price		21.00%
Investor [Member] | Agreement [Member]
Maximum amount of debt			$ 900,000
Investor [Member] | Agreement One [Member]
Maximum amount of debt			225,000
Investor [Member] | Agreement Two [Member]
Maximum amount of debt			$ 800,000
Investor Five [Member]
Description of variable payments terms				If the Payments would deplete RAD’s available cash by more than 20%, the payment may be deferred. The investor had agreed to pay $100,000 per month over an 8 month period with the first payment due July 2020 and the final payment no later than February 28, 2021. As at August 31, 2020 the investor had fully funded the $800,000 commitment
Investor Six [Member]
Percentage of assets sold			10.00%
Investor Eight [Member]
Total payment obligation														$ 2,525,000	$ 2,525,000
Deferred payment obligation											$ 2,525,000			$ 2,525,000

[1]	Derived from audited information